Not FDIC Insured May Lose Value No Bank Guarantee
38906-Q3PH

Schedule of Investments
(unaudited)
Putnam Large Cap Value Fund 2
Notes to Schedule of Investments 9

Putnam Large Cap Value Fund
Schedule of Investments (unaudited), July 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 96.6%
Aerospace & Defense 3.4%
Northrop Grumman Corp. ............................................. 1,006,833 $ 580,549,976
RTX Corp. ........................................................ 4,714,347 742,839,657
1,323,389,633
Air Freight & Logistics 1.3%
FedEx Corp. ....................................................... 2,335,448 521,949,274
Automobiles 1.8%
General Motors Co. .................................................. 13,697,813 730,641,345
Banks 8.5%
Bank of America Corp. ............................................... 19,058,277 900,884,754
Citigroup, Inc. ...................................................... 15,372,377 1,440,391,725
JPMorgan Chase & Co. ............................................... 1,612,730 477,755,135
PNC Financial Services Group, Inc. (The) ................................. 3,003,311 571,439,984
3,390,471,598
Beverages 2.4%
Coca-Cola Co. (The) ................................................. 13,922,416 945,192,822
Biotechnology 2.8%
AbbVie, Inc. ....................................................... 2,636,369 498,326,468
Regeneron Pharmaceuticals, Inc. ....................................... 1,063,555 580,126,710
1,078,453,178
Broadline Retail 2.7%
a
Amazon.com, Inc. ................................................... 4,525,775 1,059,529,185
a
Building Products 1.6%
Johnson Controls International plc ....................................... 5,846,610 613,894,050
Capital Markets 6.4%
BlackRock, Inc. ..................................................... 422,789 467,608,862
Charles Schwab Corp. (The) ........................................... 7,711,033 753,599,255
CME Group, Inc. .................................................... 2,086,915 580,746,706
Goldman Sachs Group, Inc. (The) ....................................... 710,315 513,976,831
State Street Corp. ................................................... 1,868,652 208,821,861
2,524,753,515
Chemicals 3.4%
Corteva, Inc. ....................................................... 9,086,774 655,429,009
DuPont de Nemours, Inc. ............................................. 4,087,095 293,862,130
Eastman Chemical Co. ............................................... 2,209,957 160,464,978
PPG Industries, Inc. ................................................. 2,123,131 223,990,320
1,333,746,437
Communications Equipment 2.3%
Cisco Systems, Inc. ................................................. 13,611,726 926,686,306
Construction Materials 1.3%
CRH plc .......................................................... 5,449,864 520,189,519
Consumer Finance 2.4%
Capital One Financial Corp. ........................................... 4,405,352 947,150,680
Consumer Staples Distribution & Retail 3.7%
a
BJ's Wholesale Club Holdings, Inc. ...................................... 2,546,119 269,634,002
Target Corp. ....................................................... 2,443,999 245,621,900

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................................... 9,511,582 $ 931,944,804
1,447,200,706
Containers & Packaging 0.5%
Ball Corp. ......................................................... 3,123,428 178,847,487
Electric Utilities 4.2%
NextEra Energy, Inc. ................................................. 10,221,188 726,317,619
NRG Energy, Inc. ................................................... 3,283,352 548,976,454
PPL Corp. ......................................................... 11,463,140 409,119,467
1,684,413,540
Financial Services 1.3%
b
Apollo Global Management, Inc. ........................................ 3,548,071 515,605,678
Health Care Equipment & Supplies 1.3%
Becton Dickinson & Co. ............................................... 2,828,737 504,222,370
Health Care Providers & Services 3.1%
McKesson Corp. .................................................... 1,143,700 793,201,698
UnitedHealth Group, Inc. .............................................. 1,789,779 446,657,247
1,239,858,945
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc. ......................................... 1,831,492 490,986,375
Household Durables 1.9%
PulteGroup, Inc. .................................................... 6,650,947 751,024,935
Household Products 1.7%
Procter & Gamble Co. (The) ........................................... 4,538,082 682,845,199
Industrial Conglomerates 1.3%
Honeywell International, Inc. ........................................... 2,336,650 519,554,127
Industrial REITs 0.9%
Prologis, Inc. ....................................................... 3,448,558 368,237,023
Insurance 2.6%
Allstate Corp. (The) .................................................. 2,874,773 584,297,612
American International Group, Inc. ...................................... 5,743,206 445,845,082
1,030,142,694
Interactive Media & Services 2.7%
Alphabet, Inc., A .................................................... 5,473,861 1,050,433,926
IT Services 1.3%
Accenture plc, A .................................................... 1,925,509 514,303,454
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc. .......................................... 1,593,010 745,018,917
Machinery 1.8%
Ingersoll Rand, Inc. .................................................. 5,177,597 438,180,034
Otis Worldwide Corp. ................................................ 3,448,904 295,536,584
733,716,618
Media 1.1%
a,b
Charter Communications, Inc., A ........................................ 862,139 232,225,761

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Media (continued)
Comcast Corp., A ................................................... 5,558,483 $ 184,708,390
416,934,151
Metals & Mining 1.2%
Freeport-McMoRan, Inc. .............................................. 12,034,348 484,262,164
Office REITs 0.7%
Vornado Realty Trust ................................................. 7,692,990 295,564,676
Oil, Gas & Consumable Fuels 5.6%
ConocoPhillips ..................................................... 4,127,586 393,524,049
Exxon Mobil Corp. ................................................... 8,998,286 1,004,568,649
Shell plc .......................................................... 13,318,377 479,942,469
Valero Energy Corp. ................................................. 2,582,331 354,579,870
2,232,615,037
Passenger Airlines 1.4%
Southwest Airlines Co. ............................................... 17,717,146 547,991,326
Pharmaceuticals 2.8%
AstraZeneca plc, ADR ................................................ 6,682,523 488,425,606
Merck & Co., Inc. ................................................... 2,134,596 166,754,640
Sanofi SA ......................................................... 5,440,336 488,383,050
1,143,563,296
Semiconductors & Semiconductor Equipment 1.5%
Marvell Technology, Inc. .............................................. 3,841,042 308,704,546
QUALCOMM, Inc. ................................................... 1,929,486 283,171,365
591,875,911
Software 3.0%
Microsoft Corp. ..................................................... 2,228,627 1,188,972,504
Specialized REITs 0.4%
American Tower Corp. ................................................ 777,895 162,105,539
Technology Hardware, Storage & Peripherals 1.5%
b
Seagate Technology Holdings plc ....................................... 3,717,808 583,733,034
Textiles, Apparel & Luxury Goods 0.3%
a
Lululemon Athletica, Inc. .............................................. 537,056 107,695,840
a
Tobacco 2.6%
Philip Morris International, Inc. ......................................... 6,290,458 1,031,949,635
Trading Companies & Distributors 1.2%
United Rentals, Inc. .................................................. 535,502 472,816,136
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc. ................................................... 2,699,194 643,514,842
Total Common Stocks (Cost $27,897,603,793) ...................................
38,276,053,627
Principal
Amount
a a a a
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Bonds ,
3.25%, 5/15/42 ................................................... $ 1,969,000 1,612,272
1.625%, 11/15/50 .................................................. 4,159,000 2,161,316

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
c
U.S. Treasury Notes ,
0.25%, 10/31/25 ................................................... $ 193,000 $ 191,100
0.75%, 8/31/26 ................................................... 1,642,000 1,583,440
Total U.S. Government and Agency Securities (Cost $5,548,128) ..................
5,548,128
Total Long Term Investments (Cost $27,903,151,921) ............................
38,281,601,755
a
a a a a
Short Term Investments 3.2%
Shares
a
Management Investment Companies 0.4%
d,e
Putnam Short Term Investment Fund, Class P, 4.558% ....................... 164,271,569 164,271,569
Total Management Investment Companies (Cost $164,271,569) ...................
164,271,569
Principal
Amount
Commercial Papers 1.4%
f
ABN AMRO Funding USA LLC, 144A, 4.45%, 10/27/25 ....................... 9,000,000 8,903,185
Atlantic Asset Securitization LLC ,
f
144A, 4.36%, 8/11/25 ................................................ 50,000,000 49,933,490
f
144A, 4.41%, 9/19/25 ................................................ 21,785,000 21,652,273
71,585,763
Barclays Bank plc ,
f
144A, 4.36%, 8/05/25 ................................................ 50,000,000 49,969,740
f
144A, 4.44%, 9/12/25 ................................................ 31,000,000 30,836,531
80,806,271
f
Bedford Row Funding Corp., 144A, 4.36%, 8/20/25 .......................... 25,000,000 24,939,565
f
Chariot Funding LLC, 144A, 4.35%, 8/05/25 ............................... 40,000,000 39,975,864
Manhattan Asset Funding Co. LLC ,
4.33%, 8/01/25 ..................................................... 5,263,000 5,262,366
4.37%, 8/19/25 ..................................................... 10,000,000 9,976,987
4.4%, 9/15/25 ...................................................... 30,000,000 29,832,099
45,071,452
f
Mizuho Bank Ltd., 144A, 4.34%, 8/01/25 .................................. 47,900,000 47,894,223
f
Sheffield Receivables Co. LLC, 144A, 4.38%, 8/22/25 ........................ 9,600,000 9,574,345
Thunder Bay Funding LLC, 4.36%, 8/11/25 ................................ 35,000,000 34,953,443
Toronto-Dominion Bank (The) ,
4.34%, 8/08/25 ..................................................... 25,000,000 24,975,900
4.36%, 8/18/25 ..................................................... 35,000,000 34,923,802
f
144A, 4.41%, 10/10/25 ............................................... 9,000,000 8,922,343
68,822,045
f
Total Fina Elf Holdings USA, Inc., 144A, 4.32%, 8/01/25 ...................... 20,000,000 19,997,598
TotalEnergies Capital SA ,
f
144A, 4.34%, 8/04/25 ................................................ 20,000,000 19,990,362
f
144A, 4.34%, 8/05/25 ................................................ 40,000,000 39,975,880
f
144A, 4.36%, 8/14/25 ................................................ 50,000,000 49,915,300
109,881,542
f
Victory Receivables Corp., 144A, 4.41%, 9/05/25 ........................... 9,200,000 9,159,612
Total Commercial Papers (Cost $571,635,235) ..................................
571,564,908

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 0.3%
g,h
U.S. Treasury Bills ,
4.21%, 10/02/25 ................................................... $ 35,800,000 $ 35,538,329
4.21%, 11/06/25 ................................................... 60,600,000 59,913,200
4.21%, 12/04/25 ................................................... 29,600,000 29,169,772
124,621,301
Total U.S. Government and Agency Securities (Cost $124,651,285) ................
124,621,301
Time Deposits 0.1%
Australia & New Zealand Banking Group Ltd., 4.32%, 8/01/25 .................. 25,000,000 25,000,000
Total Time Deposits (Cost $25,000,000) ........................................
25,000,000
Repurchase Agreements 1.0%
i ,j
Joint tri-party repurchase agreement with Bank of Nova Scotia (The), 4.35%, 8/01/25
(Maturity Value $9,524,715)
Collateralized by U.S. Treasuries, 0.125% - 4%, 7/15/26 - 8/15/51 (valued at
$9,715,229) ...................................................... 9,523,564 9,523,564
i,j
Joint tri-party repurchase agreement with BNP Paribas Securities Corp., 4.37%,
8/01/25 (Maturity Value $20,619,086)
Collateralized by Corporate Debt Securities, 1.673% - 8.625%, 10/10/25 - 1/1/99
(valued at $21,031,494) ............................................. 20,616,584 20,616,584
i,j
Joint tri-party repurchase agreement with BofA Securities, Inc., 4.37%, 8/01/25
(Maturity Value $29,149,691)
Collateralized by Agency Mortgage-Backed Securities, 2% - 6.5%, 1/1/29 - 7/1/55
(valued at $29,729,076) ............................................. 29,146,153 29,146,153
i,j
Joint tri-party repurchase agreement with HSBC Securities (USA), Inc., 4.37%,
8/01/25 (Maturity Value $119,058,999)
Collateralized by Agency Mortgage-Backed Securities, 2% - 7%, 2/1/30 - 1/1/55
(valued at $121,440,179) ............................................ 119,044,548 119,044,548
i
Tri -party repurchase agreement with JPMorgan Securities, LLC, 4.37%, 8/01/25
(Maturity Value $200,024,250)
Collateralized by Agency Mortgage-Backed Securities, 4% - 6%, 5/1/53 - 7/1/55
(valued at $204,024,764) ............................................ 200,000,000 200,000,000
Total Repurchase Agreements (Cost $378,330,849) ..............................
378,330,849
Shares
a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
d,e
Putnam Cash Collateral Pool, LLC, 4.589% ................................ 3,950,050 3,950,050
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,950,050) .................................................................
3,950,050
Total Short Term Investments (Cost $1,267,838,988) .............................
1,267,738,677
a
Total Investments (Cost $29,170,990,909) 99.8% ................................
$39,549,340,432
Other Assets, less Liabilities 0.2% .............................................
81,193,958
Net Assets 100.0% ...........................................................
$39,630,534,390
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2025.

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2025, the Fund had the following futures contracts outstanding.
At July 31, 2025, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $431,640,311, representing 1.1% of net assets.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the value of this security pledged amounted to $5,474,511, representing less than 0.1% net assets.
g
See Note
3
regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
At July 31, 2025, all repurchase agreements had been entered into on that date.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2025, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 439 $ 139,914,788 9/19/25 $ (35,445)
Total Futures Contracts ...................................................................... $(35,445)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Sell 143,955,900 194,365,398 9/17/25 $ 4,164,922 $ —
British Pound ...... CITI Sell 117,302,800 158,380,798 9/17/25 3,395,498 —
British Pound ...... GSCO Sell 166,704,700 225,854,999 9/17/25 5,597,870 —
British Pound ...... HSBK Sell 92,823,400 125,337,116 9/17/25 2,695,010 —
British Pound ...... JPHQ Sell 22,285,300 30,083,874 9/17/25 639,616 —
British Pound ...... SSBT Sell 71,307,200 96,277,199 9/17/25 2,063,183 —
British Pound ...... TDOM Sell 24,324,000 32,839,346 9/17/25 701,473 —
British Pound ...... WPAC Sell 24,693,300 33,343,067 9/17/25 717,260 —
Euro ............. BOFA Sell 44,748,900 51,325,019 9/17/25 102,051 —
Euro ............. GSCO Sell 42,731,300 49,006,220 9/17/25 92,750 —
Euro ............. HSBK Sell 102,443,800 117,510,722 9/17/25 245,817 —
Euro ............. JPHQ Sell 73,137,200 83,869,060 9/17/25 150,702 —
Euro ............. SSBT Sell 50,452,700 57,862,739 9/17/25 110,771 —

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 12.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 102,365,900 117,421,467 9/17/25 $ 245,733 $ —
Total Forward Exchange Contracts ................................................... $20,922,656 $—
Net unrealized appreciation (depreciation) ............................................ $20,922,656
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Putnam Large Cap Value Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Large Cap Value Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $250,332,717 $121,349,560 $(207,410,708) $— $— $164,271,569 164,271,569 $7,064,526
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.589% ............. $— $457,705,354 $(453,755,304) $— $— $3,950,050 3,950,050 $599,665
Total Affiliated Securities ... $250,332,717 $579,054,914 $(661,166,012) $— $— $168,221,619 $7,664,191
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,323,389,633 $ — $ — $ 1,323,389,633
Air Freight & Logistics ................... 521,949,274 — — 521,949,274
Automobiles .......................... 730,641,345 — — 730,641,345
Banks ............................... 3,390,471,598 — — 3,390,471,598
Beverages ........................... 945,192,822 — — 945,192,822

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Biotechnology ......................... $ 1,078,453,178 $ — $ — $ 1,078,453,178
Broadline Retail ....................... 1,059,529,185 — — 1,059,529,185
Building Products ...................... 613,894,050 — — 613,894,050
Capital Markets ........................ 2,524,753,515 — — 2,524,753,515
Chemicals ........................... 1,333,746,437 — — 1,333,746,437
Communications Equipment .............. 926,686,306 — — 926,686,306
Construction Materials .................. 520,189,519 — — 520,189,519
Consumer Finance ..................... 947,150,680 — — 947,150,680
Consumer Staples Distribution & Retail ...... 1,447,200,706 — — 1,447,200,706
Containers & Packaging ................. 178,847,487 — — 178,847,487
Electric Utilities ........................ 1,684,413,540 — — 1,684,413,540
Financial Services ...................... 515,605,678 — — 515,605,678
Health Care Equipment & Supplies ......... 504,222,370 — — 504,222,370
Health Care Providers & Services .......... 1,239,858,945 — — 1,239,858,945
Hotels, Restaurants & Leisure ............. 490,986,375 — — 490,986,375
Household Durables .................... 751,024,935 — — 751,024,935
Household Products .................... 682,845,199 — — 682,845,199
Industrial Conglomerates ................ 519,554,127 — — 519,554,127
Industrial REITs ....................... 368,237,023 — — 368,237,023
Insurance ............................ 1,030,142,694 — — 1,030,142,694
Interactive Media & Services .............. 1,050,433,926 — — 1,050,433,926
IT Services ........................... 514,303,454 — — 514,303,454
Life Sciences Tools & Services ............ 745,018,917 — — 745,018,917
Machinery ............................ 733,716,618 — — 733,716,618
Media ............................... 416,934,151 — — 416,934,151
Metals & Mining ....................... 484,262,164 — — 484,262,164
Office REITs .......................... 295,564,676 — — 295,564,676
Oil, Gas & Consumable Fuels ............. 1,752,672,568 479,942,469 — 2,232,615,037
Passenger Airlines ..................... 547,991,326 — — 547,991,326
Pharmaceuticals ....................... 655,180,246 488,383,050 — 1,143,563,296
Semiconductors & Semiconductor Equipment . 591,875,911 — — 591,875,911
Software ............................. 1,188,972,504 — — 1,188,972,504
Specialized REITs ...................... 162,105,539 — — 162,105,539
Technology Hardware, Storage & Peripherals . 583,733,034 — — 583,733,034
Textiles, Apparel & Luxury Goods .......... 107,695,840 — — 107,695,840
Tobacco ............................. 1,031,949,635 — — 1,031,949,635
Trading Companies & Distributors .......... 472,816,136 — — 472,816,136
Wireless Telecommunication Services ....... 643,514,842 — — 643,514,842
U.S. Government and Agency Securities ....... — 5,548,128 — 5,548,128
Short Term Investments ................... 164,271,569 1,103,467,108 — 1,267,738,677
Total Investments in Securities ........... $37,471,999,677 $2,077,340,755
a
$— $39,549,340,432
Other Financial Instruments:
Forward Exchange Contracts ............... $— $20,922,656 $— $20,922,656
Total Other Financial Instruments ......... $— $20,922,656 $— $20,922,656
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ 35,445 — — 35,445
Total Other Financial Instruments ......... $35,445 $— $— $35,445
a
Includes foreign securities valued at $968,325,519, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.